Debt (Tables)	12 Months Ended
Dec. 31, 2013
Debt (Tables) [Abstract]
Short-term borrowings

The Company's short-term borrowings outstanding, defined as borrowings with original maturities of less than one year, as of December 31 were as follows:

	2013		2012
(Millions, except percentages)	Outstanding Balance	Year-End Stated Rate on Debt (a)	Outstanding Balance		Year-End Stated Rate on Debt	(a)
Commercial paper	$200	0.19%	$	―	―	%
Other short-term borrowings(b)(c)	4,821	1.08		3,314	1.46
Total	$5,021	1.03%		$3,314	1.46%

  For floating-rate debt issuances, the stated interest rates are based on the floating rates in effect as of December 31, 2013 and 2012, respectively.
  Includes interest-bearing overdrafts with banks of $489 million and $615 million as of December 31, 2013 and 2012, respectively. In addition, balances include fully drawn secured borrowing facility (maturing on September 15, 2015, which was repaid on February 18, 2014), certain book overdrafts (i.e., primarily timing differences arising in the ordinary course of business), short-term borrowings from banks, as well as interest-bearing amounts due to merchants in accordance with merchant service agreements. The secured borrowing facility gives the Company the right to sell up to $2.0 billion face amount of eligible certificates issued from the Lending Trust.
  The Company paid $12.5 million and $1.4 million in fees to maintain the secured borrowing facility in 2013 and 2012, respectively.

Long-term debt

The Company's long-term debt outstanding, defined as debt with original maturities of one year or greater, as of December 31 was as follows:

	2013						2012
(Millions, except percentages)	Maturity Dates	Outstanding Balance	(a)	Year-End Stated Rate on Debt (b)	Year-End Effective Interest Rate with Swaps	(b)(c)	Outstanding Balance	(a)	Year-End Stated Rate on Debt (b)	Year-End Effective Interest Rate with Swaps	(b)(c)
American Express Company
(Parent Company only)
Fixed Rate Senior Notes	2014-2042	$8,784		5.43%	4.60%		$8,848		5.78%	4.95%
Floating Rate Senior Notes	2018	850		0.84	―		―		―	―
Subordinated Debentures(d)	2036	749		6.80	―		749		6.80	―
American Express Credit Corporation
Fixed Rate Senior Notes	2014-2018	14,875		3.13	2.03		17,163		4.20	2.39
Floating Rate Senior Notes	2014-2016	2,855		1.14	―		2,203		1.59	―
Borrowings under Bank Credit Facilities	2015-2016	4,012		4.18	―		4,672		4.87	―
American Express Centurion Bank
Fixed Rate Senior Notes	2015-2017	2,102		4.12	3.32		2,120		4.12	3.32
Floating Rate Senior Notes	2015-2018	675		0.67	―		550		0.76	―
American Express Bank, FSB
Fixed Rate Senior Notes	2017	999		6.00	―		2,764		5.68	3.68
Floating Rate Senior Notes	2017	300		0.47	―		300		0.51	―
American Express Charge Trust II
Floating Rate Senior Notes	2016-2018	4,200		0.49	―		3,000		0.49	―
Floating Rate Subordinated Notes	2016-2018	87		0.80	―		―		―	―
American Express Lending Trust
Fixed Rate Senior Notes	2015-2016	2,600		0.72	―		2,100		0.65	―
Floating Rate Senior Notes	2014-2018	10,685		0.81	―		12,810		0.90	―
Fixed Rate Subordinated Notes	2015	300		1.08	―		300		1.08	―
Floating Rate Subordinated Notes	2014-2018	847		0.81	―		1,091		0.93	―
Other
Fixed Rate Instruments(e)	2014-2030	239		3.95	―		123		5.94	―
Floating Rate Borrowings	2014-2016	276		0.62	―	%	292		0.65	―	%
Unamortized Underwriting Fees		(105)					(112)
Total Long-Term Debt		$55,330		2.56%			$58,973		3.04%

  The outstanding balances include (i) unamortized discount and premium, (ii) the impact of movements in exchange rates on foreign currency denominated debt and (iii) the impact of fair value hedge accounting on certain fixed-rate notes that have been swapped to floating rate through the use of interest rate swaps. Under fair value hedge accounting, the outstanding balances on these fixed-rate notes are adjusted to reflect the impact of changes in fair value due to changes in interest rates. Refer to Note 12 for more details on the Company's treatment of fair value hedges.
  For floating-rate debt issuances, the stated and effective interest rates are based on the floating rates in effect as of December 31, 2013 and 2012, respectively.
  Effective interest rates are only presented when swaps are in place to hedge the underlying debt.
  The maturity date will automatically be extended to September 1, 2066, except in the case of either (i) a prior redemption or (ii) a default. See further discussion on this page.
  Includes $109 million and $118 million as of December 31, 2013 and 2012, respectively, related to capitalized lease transactions.

Aggregate annual maturities on long-term debt obligations

Aggregate annual maturities on long-term debt obligations (based on final maturity dates) as of December 31, 2013 were as follows:

(Millions)	2014		2015	2016	2017	2018	Thereafter	Total
American Express Company (Parent Company only)	$1,250	$	―	$600	$1,500	$3,850	$3,939	$11,139
American Express Credit Corporation	4,420		7,010	7,293	1,500	1,340	―	21,563
American Express Centurion Bank	―		1,305	―	1,300	125	1	2,731
American Express Bank, FSB	―		―	―	1,300	―	―	1,300
American Express Charge Trust II	―		―	3,000	―	1,287	―	4,287
American Express Lending Trust	4,000		5,423	500	1,623	2,886	―	14,432
Other	179		143	161	―	―	32	515
	$9,849		$13,881	$11,554	$7,223	$9,488	$3,972	55,967
Unamortized Underwriting Fees								(105)
Unamortized Discount and Premium								(960)
Impacts due to Fair Value Hedge Accounting								428
Total Long-Term Debt								$55,330